Document and Entity Information	Nov. 03, 2017
Prospectus:
Document Type	497
Document Period End Date	Nov. 03, 2017
Registrant Name	VanEck Vectors ETF Trust
Entity Central Index Key	0001137360
Amendment Flag	false
Document Creation Date	Jun. 08, 2018
Document Effective Date	Jun. 08, 2018
Prospectus Date	Jun. 08, 2018